Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Amount of net operating loss that could not be utilized in the future due to changes in company ownership	$ (13,700)
Cumulative book losses in foreign subsidiaries	(42,795)
Federal NOL
Income Taxes [Line Items]
Net operating loss carry-forwards	87,380	$ 82,380
State NOL
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 70,840	$ 65,840